Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue		$ 648,220		$ 552,221		$ 2,677,940		$ 2,187,348		$ 294,630,700,000	$ 321,100,700,000
Operating expenses
Research and development		1,139,369		1,286,300		4,069,335		3,821,117		5,677,243	6,883,293
General and administrative		1,560,706		1,743,636		4,901,136		5,365,221		7,069,315	6,692,659
Sales and marketing		376,955		361,310		1,142,755		1,117,380		1,531,556	2,767,670
Transaction costs		538,061		0		538,061		0
Impairment of right-of-use asset		0		0		520,759		0		0
Total operating expenses		4,073,648		3,782,419		12,446,261		11,689,341		16,126,549	18,476,798
Operating loss		(3,425,428)		(3,230,198)		(9,768,321)		(9,501,993)
Other (expense) income
Other income (expense)		1,043		(93)		(8,213)		5,210		5,384	(87,255)
Interest expense		(49,099)		(28,074)		(142,672)		(140,453)		(191,195)	(233,505)
Foreign currency transaction gains (losses)		(8,954)		3,025		(9,426)		(6,556)		(10,431)	23,179
Change in fair value of derivative financial instruments		0		(85)		67		8,070		8,386	144,064
Total other expense		(57,010)		(25,227)		(160,244)		(133,729)		(187,856)	(153,517)
Loss before income taxes		(3,482,438)		(3,255,425)		(9,928,565)		(9,635,722)		(13,368,098)	(15,419,308)
Provision for income taxes		0		0		0		0		0	0
Net loss		(3,482,438)		(3,255,425)		(9,928,565)		(9,635,722)		$ (13,368,098)	$ (15,419,308)
Net loss available to common stockholders	[1]	$ (3,482,438)		$ (3,255,425)		$ (9,928,565)		$ (9,635,722)
Net loss per common share - basic and diluted		$ (3.95)	[1]	$ (10.67)	[1]	$ (13.32)	[1]	$ (36.09)	[1]	$ (2.22)	$ (9.80)
Weighted average shares outstanding - basic and diluted		882,280	[1]	305,187	[1]	745,471	[1]	266,997	[1]	6,009,065	1,573,769
Net loss		$ (3,482,438)		$ (3,255,425)		$ (9,928,565)		$ (9,635,722)		$ (13,368,098)	$ (15,419,308)
Other comprehensive gain foreign currency translation adjustment		7,298		1,528		5,174		7,062		12,807	(32,076)
Comprehensive loss		(3,475,140)		(3,253,897)		(9,923,391)		(9,628,660)		(13,355,291)	(15,451,384)
Laboratory Service Revenue [Member]
Revenue
Total revenue		185		12,365		5,435		22,155		3,466,500,000	4,196,000,000
Collaborations Revenue [Member]
Revenue
Total revenue		75,000		0		1,075,000		359,316		51,601,600,000	39,717,800,000
Service [Member]
Operating expenses
Cost of products and services		196,184		98,189		592,647		446,144		625,516	520,338
Product [Member]
Revenue
Total revenue		573,035		539,856		1,597,505		1,805,877		239,562,600,000	277,186,900,000
Operating expenses
Cost of products and services		$ 262,373		$ 292,984		$ 681,568		$ 939,479		$ 1,222,919	$ 1,612,838

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.